Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
	Less than 1 year	1 - 5 years	Over 5 years	At December 31, 2020	At December 31, 2019
Accounts payable and accrued liabilities	2,478	—	—	2,478	1,649
Long-term incentive plan (cash-settled awards)	1,046	668	—	1,714	1,001
Corporate office leases	126	501	—	627	823
Total	3,650	1,169	—	4,819	3,473